1604(b)(5) De-SPAC, Material Financing Transactions	Sep. 24, 2026
De-SPAC Material Financing Transaction [Line Items]
De-SPAC, Material Terms of Material Financing Transactions Occurred or will Occur, Prospectus Summary, Material Terms [Text Block]

Summary of Financial Analyses

share at which the unaffiliated security holders may redeem their shares against the fair market value per share pro forma for the Business Combination calculated by Houlihan. After considering the primary approaches that are traditionally used to appraise a business, as well as commonly used techniques and methods available under each approach, Houlihan decided based on an assessment of company-specific factors and available market data to rely solely upon the guideline public company analysis under the market approach in estimating the value range for the fair market value per share of Melar Class A ordinary shares pro forma for the Business Combination. Houlihan noted the contemplated consideration to be issued, paid or exchanged was within the estimated value range.

Guideline Public Company Analysis

Houlihan searched the universe of publicly traded companies for companies with operations that are similar to Everli and identified six reasonably similar public companies. In selecting guideline public companies, Houlihan searched for companies with similar business operations, size, prospects for growth, profitability, and risk. Among other things, Everli’s business model, product lines, geography, market position, and growth profile make it unique such that there are no perfectly comparable public companies. The guideline public company peer group relied upon by Houlihan therefore includes companies that individually exhibit some of the traits of Everli and collectively encapsulate most of the factors that make Everli unique. The guideline public company peer group relied upon by Houlihan is presented in the table below.

Ticker	Name	Industry
NasdaqGS: CART	Maplebear Inc.	Food Retail
NasdaqGS: DASH	DoorDash, Inc.	Restaurants
ENXTAM: TKWY	Just Eat Takeaway.com N.V.	Restaurants
NSEI: ETERNAL	Eternal Limited	Restaurants
NasdaqGS: GRAB	Grab Holdings Limited	Passenger Ground Transportation
NSEI: SWIGGY	Swiggy Limited	Restaurants

The guideline public companies used by Houlihan were those that in Houlihan’s determination most closely resembled Everli in terms of operating and risk characteristics as of the date of Houlihan’s analysis. It was not possible to identify guideline public companies with characteristics identical to Everli. Many of Everli’s primary competitors have distinct corporate structures, business models, and geographies, or are not publicly listed. As a result, it was not possible to use every direct competitor as a basis for a comparable company analysis to determine an indicated market value for Everli. Therefore, Houlihan identified guideline public companies that are broadly similar to Everli, but, again, cannot be considered identical to Everli. Houlihan notes that this is common practice in the professional valuation industry and is considered a generally accepted valuation methodology, since pure-play comparable public companies can rarely be identified.

The selection of a valuation multiple is largely a qualitative exercise that is informed by quantitative measures. In selecting the multiples to apply to Everli, Houlihan reviewed the growth expectations, risk, and margins (as captured by earnings before interest, taxes, depreciation, and amortization (“EBITDA”) margin) of Everli and the guideline public companies. Based on this information and other factors, Houlihan used professional judgment to select multiples that reflect the relative comparability of Everli to the guideline public companies. Houlihan considered applying multiples of Everli’s revenues, EBITDA, net income, and book value; however, based on Everli’s and the peer group’s business model and Everli’s negative profit margins, Houlihan concluded that multiples of revenue were the most applicable in this instance. In valuing Everli, Houlihan applied multiples of fiscal years (“FYs”) 2026 and 2027 revenue considering that Everli recently made substantial investments in technology, reduced headcount, and launched their white label service and was expected to reach a more mature stage in future years of the forecast period.